Summary of Significant Accounting Policies - Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Rabbi trust
Investments
Gains related to securities held	$ 2.6	$ 2.4	$ 2.9